Deferred development costs	12 Months Ended
Mar. 31, 2022
Deferred Development Costs [Abstract]
Deferred development costs [Text Block]

6. Deferred development costs

On July 1, 2019, the Company commenced deferring development costs related to its pea and canola technologies. The Company ceased capitalization of costs and commenced amortization on January 1, 2022. Deferred development costs are amortized over the useful life of 15 years.

$

Cost at March 31, 2021	4,463,748
Additions	1,858,780
Cost at March 31, 2022	6,322,528

Amortization and impairment at March 31, 2021	-
Amortization	105,375
Amortization and impairment at March 31, 2022	105,375

Net book value at March 31, 2022	6,217,153

Cost at March 31, 2020	1,554,584
Additions	2,909,164
Cost at March 31, 2021	4,463,748

Amortization and impairment at March 31, 2020	-
Amortization	-
Amortization and impairment at March 31, 2021	-

Net book value at March 31, 2021	4,463,748